Equity (Details) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Feb. 14, 2022 shares	Jul. 02, 2022 $ / shares shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Feb. 13, 2022 shares	Jun. 30, 2021 USD ($)	Dec. 31, 2020 $ / shares shares
Equity
Tax Distributions payable | $			$ 11,409
Aggregate principal amount of convertible debt | $					$ 30,568
Preferred Stock, Shares Authorized		1,000,000	1,000,000			25,000
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001	$ 0.0001			$ 0.0001
Preferred Stock, Shares Issued		0	25,000			25,000
Preferred Stock, Shares Outstanding		0	25,000			25,000
Public Warrants
Equity
Warrants outstanding		2,875,000		2,875,000
Blocker Owner Earnout Shares
Equity
Common stock outstanding		2,275,000
Common stock issued		2,275,000
Class A Common Stock
Equity
Common stock authorized		500,000,000	11,923,941			500,000,000
Common stock par value | $ / shares		$ 0.0001	$ 0.0001			$ 0.0001
Common stock outstanding		24,446,284	11,923,941			10,989,751
Common stock issued		24,446,284	11,923,941			10,989,751
Number of votes per share of stock		1
Class A Common Stock | Blocker Owner Earnout Shares
Equity
Number of units issued	2,275,000
Shares issued		2,275,000
Class B Common stock
Equity
Common stock authorized		500,000,000	13,085,488			500,000,000
Common stock par value | $ / shares		$ 0.0001	$ 0.0001			$ 0.0001
Common stock outstanding		26,663,575	13,085,488			11,173,776
Common stock issued		26,663,575	13,085,488			11,173,776
Number of votes per share of stock		1	1
Class B Common stock | Earnout Voting Shares
Equity
Number of units issued	3,836,000
Common stock outstanding		3,836,000
Common stock issued		3,836,000
Shares issued		3,836,000